EF MORTGAGE DEPOSITOR III LLC ABS-15G

Exhibit 99.03

223198256	XXX	33228229	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Verified dwelling coverage plus extended replacement coverage is smaller than appraised value minus site value per appraisal.	Reviewer Comment (2025-04-14): Sufficient hazard coverage provided Seller Comment (2025-04-14): The second appraisal was used for value - value [redacted]. minus the site value of [redacted]= [redacted]. The dwelling coverage is $[redacted] as per hazard insurance policy along with replacement cost is sufficient coverage.	04/14/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Refinance	C	A	C	A	A	A	No
223268640	XXX	33310160	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing housing history payment on subject property.	Reviewer Comment (2025-04-21): Payment history provided Seller Comment (2025-04-21): document is for [redacted] but labeled as [redacted] in error Seller Comment (2025-04-21): please see attached	04/21/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Refinance	C	A	C	A	A	A	No
223316275	XXX	33387165	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File does not meet minimum RI of $[redacted] due to the use of dissipating income from net proceeds per FA using $[redacted] as per HUD there is only $[redacted] available causing a shortage.	Reviewer Comment (2025-05-07): Corrected FA worksheet provided. Required residual income corrected to $[redacted] based off [redacted] household members per guidelines. Seller Comment (2025-05-06): Please see attached updated FAW with correct assets dissipated.	05/07/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Refinance	C	A	C	A	A	A	No
223363539	XXX	33427727	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification document is missing for REO property "[redacted]"	Reviewer Comment (2025-05-16): Insurance Verification received and associated. Exception cleared. Seller Comment (2025-05-15): please see attached Reviewer Comment (2025-05-13): Missing proof of monthly hazard insurance fee. Not looking for payment history but still need proof of amount used to determine residual income. Seller Comment (2025-05-12): HOI history only required for subject property on Plat loans	05/16/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Refinance	C	A	C	A	A	A	No
223469657	XXX	33547731	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	-		Reviewer Comment (2025-06-16): FACTA provided Seller Comment (2025-06-13): Please see attached Reviewer Comment (2025-06-09): Required FACTA Disclosure with FICO score to clear the exception. Exception Remains. Seller Comment (2025-06-06): Please see attached	06/16/2025	1	B	A	B	A	B	A	B	A	B	A	XXX	Primary	Refinance	B	A	B	A	A	A	No
223553671	XXX	33684396	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Required residual income is $[redacted] and verified residual income is $[redacted]. FA worksheet is grossing up social security income and guidelines do not state grossing up income is allowed to qualify,	Reviewer Comment (2025-06-24): Lender exception approved with comp factors of FICO is above [redacted] which exceed guidelines by at least [redacted]points, borrower owned subject property at least[redacted] years, LTV is less than or equal to[redacted]% and property charge payment history. Seller Comment (2025-06-24): Please see attached exception	06/24/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Refinance	C	A	C	A	A	A	No
223553677	XXX	33674166	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		Exception fired for missing Secondary valuation.	Reviewer Comment (2025-06-20): Desk review provided Reviewer Comment (2025-06-20): Guideliens state: [redacted] appraisal with estimated value up to $[redacted] plus an independent Collateral Desktop Analysis. Seller Comment (2025-06-20): please clarify [redacted] appraisal is less than [redacted] million	06/20/2025	1	D	A	D	A	D	A	D	A	D	A	XXX	Primary	Refinance	D	A	C	A	D	A	No